UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            March 31, 2010
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       109
Entry Total:
Form 13F Information Table     	 $426,496,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----

S&P 500 SPDR                      UNIT SER 1  78462F103       258      2,203   SH       Sole                   2,203
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     6,551    186,734   SH       Sole                 186,734
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     3,350    105,665   SH       Sole                 105,665
                                   EXUS
 iShares KLD 400 Social Index Fund FTSE KLD400
			           SOC         464288570       200      4,463   SH       Sole                   4,463
 iShares MSCI EAFE                 MSCI EAFE   464287465    38,711    691,520   SH       Sole                 691,520
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    25,193    444,797   SH       Sole                 444,797
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       418      9,929   SH       Sole                   9,929
                                   MKT
 iShares Russell 1000 Growth       RUSSELL     464287614   127,797  2,460,004   SH       Sole               2,460,004
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    73,729  1,207,282   SH       Sole               1,207,282
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       296      4,038   SH       Sole                   4,038
                                   GROW
 iShares S&P 500                   S&P 500     464287200    83,587    712,345   SH       Sole                 712,345
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,084     18,086   SH       Sole                  18,086
 iShares S&P 600 Growth            S&P SMLCAP  464287887       594      9,701   SH       Sole                   9,701
                                   600
 3M Co.                            COM         88579y101       265      3,175   SH       Sole                   3,175
 AT&T Inc.                         COM         00206R102     1,061     41,067   SH       Sole                  41,067
 Abbott Laboratories               COM         002824100     2,418     45,891   SH       Sole                  45,891
 Allstate Corp                     COM         020002101       384     11,886   SH       Sole                  11,886
 Altria Group                      COM         718154107       242     11,815   SH       Sole                  11,815
 American Express Co.              COM         025816109       274      6,647   SH       Sole                   6,647
 Amgen Inc.                        COM         311621007       333      5,565   SH       Sole                   5,565
 Apache Corp                       COM         037411105       324      3,190   SH       Sole                   3,190
 Apple Computer, Inc.              COM         378331003     1,529      6,507   SH       Sole                   6,507
 Applied Materials Inc             COM         382221059       417     30,942   SH       Sole                  30,942
 Aptar Group                       COM         383361037     1,192     30,300   SH       Sole                  30,300
 Bank of New York Mellon Co.       COM         064058100       407     13,194   SH       Sole                  13,194
 BankAmerica Corp.                 COM         605051044       652     36,547   SH       Sole                  36,547
 Baxter International Inc.         COM         718131097       551      9,459   SH       Sole                   9,459
 Becton Dickinson & Co.            COM         758871099       228      2,901   SH       Sole                   2,901
 Best Buy Inc.                     COM         865161012       235      5,515   SH       Sole                   5,515
 Boeing Co.                        COM         970231056       534      7,356   SH       Sole                   7,356
 Bristol-Myers Squibb Company      COM         110122108       313     11,732   SH       Sole                  11,732
 British Petroleum Amoco           COM         556221042     1,181     20,701   SH       Sole                  20,701
 C H Robinson                      COM         12541W100     1,143     20,472   SH       Sole                  20,472
 C V S Corp Del                    COM         126650100       249      6,802   SH       Sole                   6,802
 Carnival Corp.                    COM         143658102       426     10,945   SH       Sole                  10,945
 Caterpillar Inc.                  COM         149123101     1,030     16,382   SH       Sole                  16,382
 Charles Schwab                    COM         808513105       243     13,024   SH       Sole                  13,024
 ChevronTexaco Corp.               COM         166764100     1,071     14,118   SH       Sole                  14,118
 Cisco Systems Inc.                COM         17275R102       782     30,041   SH       Sole                  30,041
 Citigroup Inc.                    COM         172967101       257     63,523   SH       Sole                  63,523
 Coca Cola                         COM         191216100       601     10,933   SH       Sole                  10,933
 Colgate-Palmolive Co              COM         194162103       265      3,112   SH       Sole                   3,112
 Conocophillips                    COM         718507106       303      5,931   SH       Sole                   5,931
 DCT Industrial Trust Inc          COM         233153105       435     83,139   SH       Sole                  83,139
 Diamond Management & Technology   COM         25278P106       194     24,750   SH       Sole                  24,750
 Consultant
 Discover Financial Services LLC   COM         254709108       235     15,758   SH       Sole                  15,758
 Dr. Pepper Snapple Group          COM         26138E109       279      7,930   SH       Sole                   7,930
 E*TRADE Financial Corp            COM         269246104        23     13,945   SH       Sole                  13,945
 Edwards Lifesciences              COM         2.82E+112       278      2,814   SH       Sole                   2,814
 Exelon Corporation                COM         30161N101       901     20,560   SH       Sole                  20,560
 Exxon Mobil Corporation           COM         30231G102     2,131     31,809   SH       Sole                  31,809
 Ford Motor Company                COM         345370860       420     33,424   SH       Sole                  33,424
 Franklin Resources Inc.           COM         354613101       257      2,313   SH       Sole                   2,313
 General Electric                  COM         369604103     1,075     59,039   SH       Sole                  59,039
 Glaxosmithkline                   COM         37733W105       466     12,106   SH       Sole                  12,106
 Goldman Sachs Group               COM         38141G104       472      2,768   SH       Sole                   2,768
 Google Inc                        COM         38259p508       627      1,106   SH       Sole                   1,106
 Half Robert Int'l                 COM         770323103       295      9,700   SH       Sole                   9,700
 Hewitt Associates Inc             COM         42822Q100     1,098     27,599   SH       Sole                  27,599
 Hewlett Packard Co                COM         428236103     1,356     25,514   SH       Sole                  25,514
 Home Depot                        COM         437076102       379     11,728   SH       Sole                  11,728
 Honeywell International           COM         438516106       217      4,783   SH       Sole                   4,783
 IBM                               COM         459200101     1,659     12,932   SH       Sole                  12,932
 Illinois Tool Works               COM         452308109       278      5,871   SH       Sole                   5,871
 Intel Corp.                       COM         458140100     1,257     56,387   SH       Sole                  56,387
 J P Morgan Chase & Co.            COM         46625H100     1,318     29,463   SH       Sole                  29,463
 Johnson & Johnson                 COM         478160104     1,150     17,638   SH       Sole                  17,638
 Lend Lease Corp LTD               COM         526023205       217     27,823   SH       Sole                  27,823
 Marshall & Ilsley Corp            COM         571837103       163     20,224   SH       Sole                  20,224
 McDonald's Corporation            COM         580135101    11,979    179,541   SH       Sole                 179,541
 Medco Health Solutions            COM         58405u102       217      3,366   SH       Sole                   3,366
 Medtronic Inc.                    COM         585055106       347      7,699   SH       Sole                   7,699
 Merck & Co, Inc.                  COM         589331107       646     17,299   SH       Sole                  17,299
 Microsoft Corp.                   COM         594918104     1,283     43,792   SH       Sole                  43,792
 Monsanto Co.                      COM         61166W101       214      2,996   SH       Sole                   2,996
 Morgan Stanley / Dean Witter      COM         617446448       516     17,627   SH       Sole                  17,627
 Motorola Inc.                     COM         620076109       205     29,157   SH       Sole                  29,157
 National Oilwell Varco            COM         637071101       206      5,068   SH       Sole                   5,068
 Northern Trust                    COM         665859104       426      7,715   SH       Sole                   7,715
 Novamed Eyecare Inc.              COM         66986W108        75     21,987   SH       Sole                  21,987
 Occidental Petroleum Corp         COM         674599105       370      4,376   SH       Sole                   4,376
 Oracle Corp.                      COM         68389X105       509     19,788   SH       Sole                  19,788
 Pepsico Inc                       COM         713448108       635      9,598   SH       Sole                   9,598
 Pfizer Inc.                       COM         717081103       770     44,882   SH       Sole                  44,882
 Philip Morris International Inc.  COM         718172109       551     10,563   SH       Sole                  10,563
 Praxair Inc                       COM         74005P104       293      3,526   SH       Sole                   3,526
 Procter & Gamble                  COM         742718109       847     13,384   SH       Sole                  13,384
 Qualcomm, Inc.                    COM         747525103       411      9,787   SH       Sole                   9,787
 Rockwell Medical Technologies     COM         774374102        64     11,000   SH       Sole                  11,000
 Inc.
 SWMX Inc.                         COM         785025107         1  1,309,000   SH       Sole               1,309,000
 Schlumberger                      COM         806857108       384      6,054   SH       Sole                   6,054
 Serefex Corp.                     COM         81748P101         0     30,000   SH       Sole                  30,000
 Sirius XM Radio Inc               COM         82966U103        16     18,421   SH       Sole                  18,421
 Starwood Hotels and Resorts       COM         85590A203       344      7,378   SH       Sole                   7,378
 Target                            COM         87612E106       200      3,811   SH       Sole                   3,811
 Texas Instruments Inc.            COM         882508104       306     12,523   SH       Sole                  12,523
 Tiffany & Co                      COM         886547108       239      5,038   SH       Sole                   5,038
 Time Warner Inc.                  COM         887317105       245      7,841   SH       Sole                   7,841
 US Bancorp                        COM         902973304       238      9,214   SH       Sole                   9,214
 Ulta Salon, Cosmetics & Fragrace  COM         90384S303       237     10,478   SH       Sole                  10,478
 Union Pacific                     COM         907818108       329      4,482   SH       Sole                   4,482
 United Parcel Service Class B     COM         911312106       302      4,688   SH       Sole                   4,688
 United Technologies Corp.         COM         913017109       374      5,081   SH       Sole                   5,081
 Verizon Communications            COM         92343V104       473     15,263   SH       Sole                  15,263
 Wal-Mart                          COM         931142103     1,225     22,024   SH       Sole                  22,024
 Walgreen Company                  COM         931422109       461     12,429   SH       Sole                  12,429
 Walt Disney Co.                   COM         254687106       855     24,487   SH       Sole                  24,487
 Wells Fargo & Co New              COM         949746101     1,623     52,163   SH       Sole                  52,163
 XTO Energy Inc                    COM         98385X106       222      4,711   SH       Sole                   4,711